Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Inventories
	June 30, 2022	December 31, 2021
Raw material and supplies	$520,274	$—
Work in progress	1,860,155	—
Finished goods	—	—
Total inventories	$2,380,429	$—

Schedule of components of revenue
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Cost plus fixed fee	$2,212,061	$969,326	$3,635,320	$1,272,069
Firm fixed-price	399,165	—	833,537
Firm fixed-price-vehicle lease	378,333	—	756,667	—
Total	$2,989,559	$969,326	$5,225,524	$1,272,069

Schedule of minimum future rental income
Minimum Future Rental Income Year ended December 31, 2022	Amount
2022 (remainder)	$756,667
Thereafter	—
Total	$756,667

Schedule of expected revenue from our remaining performance obligations
	Expected Revenue from Unfulfilled Performance Obligations by Period
($ in millions)	Total	Remainder of 2022	2023	2024	2025
Unfulfilled performance obligations:
Triumph Subsea Construction Limited	$54.2	$7.7	$19.4	$13.6	$13.5
All other performance obligations	7.5	5.7	1.8	—	—
Total unfulfilled performance obligations	$61.7	$13.4	$21.2	$13.6	$13.5